Digital Currencies and Derivative Asset (Tables)	6 Months Ended
Sep. 30, 2025
Digital Currencies [Abstract]
Schedule of holdings of digital currencies [Table Text Block]
	September 30, 2025	March 31, 2025

Bitcoin	$23,832	$180,741
Ethereum Classic	6	6
Other currencies	526	399
Total	$24,364	$181,146

Schedule of continuity of digital currencies [Table Text Block]
Bitcoin	Amount	Number of coins

Digital currencies, March 31, 2024	$161,258	2,287
Digital currency mined (non-cash consideration)	105,158	1,414
Digital currency sold	(107,101)	(1,328)
Deposit of equipment (i)	(16,043)	(172)
Revaluation adjustment	37,469	-
Digital currencies, March 31, 2025	$180,741	2,201
Digital currency mined (non-cash consideration)	122,857	1,125
Digital currency purchased	18,330	172
Digital currency sold	(118,368)	(1,209)
Deposit on equipment (i)	(185,911)	(2,079)
Revaluation adjustment	6,183	-
Digital currencies, September 30, 2025	$23,832	210

Ethereum Classic	Amount	Number of coins

Digital currencies, March 31, 2024	$196	5,746
Digital currency sold	(105)	(5,373)
Revaluation adjustment	(85)	-
Digital currencies, March 31, 2025, and September 30, 2025	$6	373

Schedule of measurement inputs and valuation techniques [Table Text Block]
	April 3, 2025	May 21, 2025	May 26, 2025	July 18, 2025	August 9, 2025

Spot price	$83	$110	$109	$118	$117
Strike price	$87	$105	$110	$120	$117
Risk-free interest rate	3.98% - 4.30%	3.98%	3.98%	4.09%	3.95%
Expected life (years)	0.26 - 0.80	0.77	0.77	0.76	0.76
Annualized volatility	50.26% - 51.94%	50.41%	50.87%	44.27%	44.08%
Number of BTC	1,321	199	45	312	201
	September 30, 2025	March 31, 2025

Spot price	$114	$83
Strike price	$87 - 120	$88
Risk-free interest rate	3.83% - 4.12%	4.21% - 4.29%
Expected life (years)	0.01 - 0.61	0.18 - 0.43
Annualized volatility	32.49% - 42.30%	49.95% - 52.18%
Number of BTC pledged	1,992	172